Financial instruments and financial risk management - Fair value (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Fair value hierarchy
Transfers out of Level 1 to Level 2 assets	€ 0
Transfers out of Level 1 to Level 2 liabilities	0
Transfers out of Level 2 to Level 1 assets	0
Transfers out of Level 2 to Level 1 liabilities	0
Transfer into level 3 assets	0
Transfer out of level 3 assets	0
Transfer into level 3 liabilities	0
Transfer out of level 3 liabilities	0
AgomAb Therapeutics
Fair value hierarchy
Secured Series A Financing		€ 21,000
Level 1
Fair value hierarchy
Current financial assets	776,490		€ 283,529
Assets carried at fair value	776,490		283,529
Level 3
Fair value hierarchy
Non-current financial assets	1,499		1
Assets carried at fair value	€ 1,499		€ 1